Vanguard Sector Bond Index Funds

Supplement to the Prospectus Dated November 19, 2009

Vanguard Long-Term Corporate Bond Index Fund
The following text replaces the first paragraph under Primary Investment
Strategies for Vanguard Long-Term Corporate Bond Index Fund:

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Barclays Capital U.S. 10+ Year Corporate
Index. This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities greater than 10 years.

Vanguard Intermediate-Term Government Bond Index Fund
For Vanguard Intermediate-Term Government Bond Index Fund, the CUSIP
number found in the Additional Information box on page 6 of the prospectus is replaced with the following: 92206C805.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS1642 032010

Vanguard Sector Bond Index Funds

Supplement to the Prospectuses Dated November 19, 2009

The following text replaces the first paragraph under Primary Investment
Strategies for Vanguard Long-Term Corporate Bond Index Fund:

The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Barclays Capital U.S. 10+ Year Corporate
Index. This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities greater than 10 years.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS1942A 032010